SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Outstanding
Number of options	3,339,412
Weighted average remaining contractual life	2 years 11 months 5 days
Weighted average exercise price	$ 8.85
Exercisable
Number of options	1,238,000
Weighted average remaining contractual term	2 years 3 months 4 days
Weighted average exercise price	$ 6.89
$0.34-$2.00 [Member]
Outstanding
Ranges of exercise price, minimum	$ 0.34
Ranges of exercise price, maximum	$ 2.00
Number of options	103,051
Weighted average remaining contractual life	3 years 11 months 26 days
Weighted average exercise price	$ 1.9
Exercisable
Number of options	64,860
Weighted average remaining contractual term	3 years 11 months 23 days
Weighted average exercise price	$ 1.85
$4.04-$6.93 [Member]
Outstanding
Ranges of exercise price, minimum	$ 4.04
Ranges of exercise price, maximum	$ 6.93
Number of options	929,945
Weighted average remaining contractual life	2 years 3 months 7 days
Weighted average exercise price	$ 5.12
Exercisable
Number of options	629,705
Weighted average remaining contractual term	1 year 10 months 2 days
Weighted average exercise price	$ 5.18
$7.11-$9.93 [Member]
Outstanding
Ranges of exercise price, minimum	$ 7.11
Ranges of exercise price, maximum	$ 9.93
Number of options	541,789
Weighted average remaining contractual life	2 years 7 months 6 days
Weighted average exercise price	$ 8.42
Exercisable
Number of options	272,254
Weighted average remaining contractual term	1 year 8 months 19 days
Weighted average exercise price	$ 8.03
$10.06-$11.94 [Member]
Outstanding
Ranges of exercise price, minimum	$ 10.06
Ranges of exercise price, maximum	$ 11.94
Number of options	1,626,502
Weighted average remaining contractual life	3 years 3 months 14 days
Weighted average exercise price	$ 11.25
Exercisable
Number of options	231,807
Weighted average remaining contractual term	3 years 3 months 22 days
Weighted average exercise price	$ 10.63
12.56-13.54 [Member]
Outstanding
Ranges of exercise price, minimum	$ 12.56
Ranges of exercise price, maximum	$ 13.54
Number of options	138,125
Weighted average remaining contractual life	3 years 7 months 13 days
Weighted average exercise price	$ 12.66
Exercisable
Number of options	39,374
Weighted average remaining contractual term	3 years 6 months 22 days
Weighted average exercise price	$ 12.66